Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Schedule of intangible assets, net

	December 31, 2020			December 31, 2021
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,071	(3,458)	613	3,982	(3,982)	—